Vessels under construction Vessels under construction (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Property, Plant and Equipment [Line Items]
Vessels under construction	$ 371,692	$ 288,282	$ 866,844	$ 371,692	$ 0
Payments for Construction in Process		875,970	657,974	$ 371,692
Interest Costs Capitalized	$ 0	11,886	1,600
Transfer from vessel under construction to vessels		(1,001,808)	(67,319)
Transfer from vessel under construction to assets held for sale		$ 464,610	$ 97,103